PARKSTONE
================================================================================
VARIABLE ANNUITY
1998 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

                    A MESSAGE FROM THE CHAIRMAN OF THE BOARD

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sales.

*  Sales totaled $1.1 billion, a 35% increase from 1997

*  Profits were up 13.6%

*  Assets under management rose 12% to $8.8 billion

*  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers.

Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

*  AA- (very high) by Duff & Phelps

*  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF PARKSTONE VARIABLE ANNUITY ACCOUNT
AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have audited the accompanying balance sheet of Parkstone Variable Annuity Account (the Account) (comprised of the individual subaccounts as indicated therein) as of December 31, 1998, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual subaccounts of the Parkstone Variable Annuity Account at December 31, 1998, and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 5, 1999

PARKSTONE VARIABLE ANNUITY ACCOUNT
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AND UNIT VALUES)


Investments:
   Parkstone Advantage Fund:
     Bond Fund - 873,303 shares at net asset value of $10.92 per share
       (cost, $9,194)..................................................  $ 9,537
     Mid-Capitalization Fund - 1,623,530 shares at net asset value of
       $15.70 per share (cost, $23,067)................................   25,489
     International Discovery Fund - 825,192 shares at net asset value
       of $13.83 per share (cost, $10,088).............................   11,412
     Small Capitalization Fund - 1,112,446 shares at net asset value
       of $16.69 per share (cost, $19,193).............................   18,567

   Liberty Variable Investment Trust:
     Colonial U.S. Stock Fund - 216,001 shares at net asset value of
       $18.79 per share (cost, $3,852).................................    4,059
     Colonial Strategic Income Fund - 315,997 shares at net asset
       value of $11.08 per share (cost, $3,605)........................    3,501
     Newport Tiger Fund - 285,893 shares at net asset value of $1.57
       per share (cost, $421)..........................................      449

   SBL Fund:
     Money Market Series (Series C) - 159,257 shares at net asset
       value of $12.53 per share (cost, $1,951)........................    1,996
     Global Aggressive Bond Series (Series K) - 51,888 shares at net
       asset value of $9.56 per share (cost, $530).....................      496
     Equity Income Series (Series O) - 378,218 shares at net asset
       value of $18.35 per share (cost, $6,826)........................    6,940
     Social Awareness Series (Series S) - 9,346 shares at net asset
       value of $28.40 per share (cost, $226)..........................      265
                                                                          ------
Total assets...........................................................  $82,711
                                                                          ======

                            See accompanying notes.

NET ASSETS
Net assets are represented by (NOTE 3):
                                                 NUMBER       UNIT
                                                OF UNITS      VALUE      AMOUNT
                                                --------      -----      ------
NONTRUST CONTRACTS
   Bond Subaccount:
     Accumulation units.......................    725,767     $12.08     $ 8,767
   Mid-Capitalization Subaccount:
     Accumulation units.......................  1,465,771      16.92      24,795
   International Discovery Subaccount:
     Accumulation units.......................    845,793      12.95      10,956
   Small Capitalization Subaccount:
     Accumulation units.......................  1,040,808      17.50      18,210
   Colonial U.S. Stock Subaccount:
     Accumulation units.......................    339,229      11.67       3,957
   Colonial Strategic Income Subaccount:
     Accumulation units.......................    320,486      10.49       3,362
   Newport Tiger Subaccount:
     Accumulation units.......................     52,874       8.49         449
   Money Market Subaccount:
     Accumulation units.......................    188,180      10.39       1,955
   Global Aggressive Bond Subaccount:
     Accumulation units.......................     33,660      10.59         356
   Equity Income Subaccount:
     Accumulation units.......................    590,001      10.78       6,361
   Social Awareness Subaccount:
     Accumulation units.......................     20,703      12.82         265

TRUST CONTRACTS
   Bond Subaccount:
     Accumulation units.......................     61,385      12.54         770
   Mid-Capitalization Subaccount:
     Accumulation units.......................     39,474      17.58         694
   International Discovery Subaccount:
     Accumulation units.......................     33,817      13.49         456
   Small Capitalization Subaccount:
     Accumulation units.......................     19,585      18.22         357
   Colonial U.S. Stock Fund Subaccount:
     Accumulation units.......................      8,609      11.79         102
   Colonial Strategic Income Subaccount:
     Accumulation units.......................     13,107      10.61         139
   Money Market Subaccount:
     Accumulation units.......................      3,916      10.43          41
   Global Aggressive Bond Subaccount:
     Accumulation units.......................     13,095      10.67         140
   Equity Income Subaccount:
     Accumulation units.......................     53,104      10.90         579
                                                                          ------
Total net assets..............................                           $82,711
                                                                          ======
                            See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                PRIME                        MID-        INTERNATIONAL       SMALL        COLONIAL
                                             OBLIGATIONS      BOND      CAPITALIZATION     DISCOVERY     CAPITALIZATION   U.S. STOCK
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                             ---------------------------------------------------------------------------------------
NONTRUST CONTRACTS
Dividend distributions......................  $     7       $   419        $   ---         $   ---          $   ---         $   25
Expenses (NOTE 2):
   Mortality and expense risk fee...........       (2)         (112)          (322)           (146)            (251)           (37)
   Administrative fee.......................      ---           (13)           (39)            (18)             (30)            (4)
                                             ---------------------------------------------------------------------------------------
Net investment income (loss)................        5           294           (361)           (164)            (281)           (16)
Capital gains distributions.................      ---           ---            ---              50              ---            132
Realized gain (loss) on investments.........      ---           221          2,332             774              870            101
Unrealized appreciation (depreciation) on
  investments...............................      ---           (36)            72             426           (1,371)           215
                                             ---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments............................      ---           185          2,404           1,250             (501)           448
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.................        5           479          2,043           1,086             (782)           432
Net assets at beginning of year.............    1,235         8,435         27,026          12,177           22,330            123
Variable annuity deposits (NOTES 2 AND 3)...      272         2,592          3,356           1,290            2,838          4,311
Terminations and withdrawals (NOTES 2 AND 3)   (1,512)       (2,739)        (7,630)         (3,597)          (6,176)          (909)
                                             ---------------------------------------------------------------------------------------
Net assets at end of year...................  $   ---       $ 8,767        $24,795         $10,956          $18,210         $3,957
                                             =======================================================================================

                                                PRIME                        MID-        INTERNATIONAL       SMALL         COLONIAL
                                             OBLIGATIONS      BOND      CAPITALIZATION     DISCOVERY     CAPITALIZATION   U.S. STOCK
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                             ---------------------------------------------------------------------------------------
TRUST CONTRACTS
Dividend distributions......................   $   2         $  35          $ ---            $---            $ ---          $  1
Expenses (NOTE 2):
   Mortality and expense risk fee...........     ---            (5)            (4)             (3)              (3)          ---
   Administrative fee.......................     ---            (1)            (1)            ---              ---           ---
                                             ---------------------------------------------------------------------------------------
Net investment income (loss)................       2            29             (5)             (3)              (3)            1
Capital gains distributions.................     ---           ---            ---               2              ---             3
Realized gain (loss) on investments.........     ---            26             45              14               39           ---
Unrealized appreciation (depreciation) on
  investments...............................     ---            (4)            30              26              (38)            2
                                             ---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments...............................     ---            22             75              42                1             5
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.................       2            51             70              39               (2)            6
Net assets at beginning of year.............     224           987            740             361              488           ---
Variable annuity deposits (NOTES 2 AND 3)...       1           123             89             103              150           100
Terminations and withdrawals (NOTES 2 AND 3)    (227)         (391)          (205)            (47)            (279)           (4)
                                             ---------------------------------------------------------------------------------------
Net assets at end of year...................   $ ---         $ 770          $ 694            $456            $ 357          $102
                                             =======================================================================================

See accompanying notes.

                                              COLONIAL                                      GLOBAL
                                              STRATEGIC      NEWPORT          MONEY       AGGRESSIVE       EQUITY         SOCIAL
                                               INCOME         TIGER          MARKET          BOND          INCOME        AWARENESS
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             ---------------------------------------------------------------------------------------
NONTRUST CONTRACTS
Dividend distributions......................  $  209          $   8         $    78         $ 34          $    61         $---
Expenses (NOTE 2):
   Mortality and expense risk fee...........     (36)            (4)            (19)          (4)             (62)          (1)
   Administrative fee.......................      (4)           ---              (2)         ---               (8)         ---
                                             ---------------------------------------------------------------------------------------
Net investment income (loss)................     169              4              57           30               (9)          (1)
Capital gains distributions.................     ---            ---             ---            6              149            3
Realized gain (loss) on investments.........       5            (14)            (47)         ---               46            2
Unrealized appreciation (depreciation) on
  investments...............................     (81)            28              45          (21)             101           39
                                             ---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments...............................     (76)            14              (2)         (15)             296           44
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.................      93             18              55           15              287           43
Net assets at beginning of year.............     249             12              45           17              271            7
Variable annuity deposits (NOTES 2 AND 3)...   3,919            675           3,991          386            7,281          237
Terminations and withdrawals (NOTES 2 AND 3)    (899)          (256)         (2,136)         (62)          (1,478)         (22)
                                             ---------------------------------------------------------------------------------------
Net assets at end of year...................  $3,362          $ 449         $ 1,955         $356          $ 6,361         $265
                                             =======================================================================================

                                              COLONIAL                                      GLOBAL
                                             STRATEGIC       NEWPORT         MONEY        AGGRESSIVE       EQUITY         SOCIAL
                                               INCOME         TIGER          MARKET          BOND          INCOME        AWARENESS
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             ---------------------------------------------------------------------------------------
TRUST CONTRACTS
Dividend distributions......................   $  9            $---          $  11          $ 13           $---           $---
Expenses (NOTE 2):
   Mortality and expense risk fee...........     (1)                            (1)          ---             (2)
   Administrative fee.......................    ---                            ---           ---            ---
                                             ---------------------------------------------------------------------------------------
Net investment income (loss)................      8                             10            13             (2)
Capital gains distributions.................    ---                            ---             2              1
Realized gain (loss) on investments.........    ---                             (4)          ---            ---
Unrealized appreciation (depreciation) on
  investments...............................     (5)                           ---           (12)             9
                                             ---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments...............................     (5)                            (4)          (10)            10
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.................      3                              6             3              8
Net assets at beginning of year.............    ---                            ---           ---             16
Variable annuity deposits (NOTES 2 AND 3)...    145                            225           145            544
Terminations and withdrawals (NOTES 2 AND 3)     (9)                          (190)           (8)            11
                                             ---------------------------------------------------------------------------------------
Net assets at end of year...................   $139            $---          $  41          $140           $579           $---
                                             =======================================================================================

PARKSTONE VARIABLE ANNUITY
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- Parkstone Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the Parkstone Advantage Fund, Liberty Variable Investment Trust or SBL Fund, mutual funds not otherwise available to the public. As directed by the owners, amounts deposited are invested in shares of the following accounts of the Parkstone Advantage Fund: Prime Obligations Fund - emphasis on current income with liquidity and stability of principal, Bond Fund - emphasis on current income as well as preservation of capital,
    Mid-Capitalization Fund - emphasis on capital appreciation, International Discovery Fund - emphasis on long-term capital growth through investment in foreign and domestic common stocks, and the Small Capitalization Fund - emphasis on capital appreciation through investment in small- to medium-sized companies; the following accounts of the Liberty Variable Investment Trust: Colonial U.S. Stock Fund - emphasis on seeking growth over time through investment in common stock of U.S. companies, Colonial Strategic Income Fund - emphasis on high current income through investment in U.S. and foreign government securities and high-yield, high-risk corporate debt securities, and the Newport Tiger Fund - emphasis on
    long-term  capital  growth  through   investment  in  equity  securities  of
    companies located in East Asia; and the following accounts of Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of
    SBL: Money Market Series (Series C) - emphasis on capital preservation while generating interest income, Global Aggressive Bond Series (Series K) - emphasis on high current income with secondary emphasis on capital appreciation, Equity Income Series (Series O) - emphasis on substantial dividend income and capital appreciation and Social Awareness Series (Series
    S) - emphasis on capital appreciation.

    Effective March 20, 1998, investments in the Prime Obligations Fund were no longer permitted in the contract and all previous deposits remaining in the fund were transferred to Money Market Series (Series C).

    Two types of  investment  contracts are offered - one for  individuals  (the
    Nontrust   Contracts)   and  one  for  trusts  and  customers  of  financial
    institutions' trust departments (the Trust Contracts).

    Under the terms of the investment advisory contracts, portfolio investments of the Parkstone Advantage Fund are made by First of America Investment Corporation, with Gulfstream Global Investors, Ltd. providing subadvisory services to the International Discovery Fund. First of America Investment Corp., a wholly-owned subsidiary of First of America Bank, N.A., which is a wholly-owned subsidiary of National City Corporation, holds a 72% interest in Gulfstream Global Investors, Ltd. Portfolio investments of the Liberty Variable Investment Trust are made by Liberty Advisory Services Corp. with Colonial Management Associates, Inc. providing subadvisory services to the Colonial U.S. Stock Fund and the Colonial Strategic Income Fund, and Newport Fund Management, Inc. providing subadvisory services to the Newport Tiger Fund. Portfolio investments of SBL Fund are made by SMC. SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Equity Income Series. Lexington Management Corporation provided subadvisory services to the Global Aggressive Bond Series (Series K) until December 31, 1998. Series K will now be advised by SMC.

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold were as follows:

                                     NONTRUST CONTRACTS       TRUST CONTRACTS
                                   ---------------------   ---------------------
                                    COST OF    PROCEEDS     COST OF    PROCEEDS
                                   PURCHASES  FROM SALES   PURCHASES  FROM SALES
                                   ---------  ----------   ---------  ----------
                                                  (IN THOUSANDS)
    Prime Obligations Fund.........  $  279     $1,514       $  2        $226
    Bond Fund......................   3,158      3,011        112         351
    Mid-Capitalization Fund........   3,551      8,186        105         226
    International Discovery Fund...   1,552      3,973        105          50
    Small Capitalization Fund......   3,135      6,753        149         282
    Colonial U.S. Stock Fund.......   4,676      1,157        104           5
    Colonial Strategic Income Fund.   4,252      1,063        154          10
    Newport Tiger Fund.............     706        283        ---         ---
    Money Market Series............   3,991      2,079        236         191
    Global Aggressive Bond Series..     432         71        160           9
    Equity Income Series...........   7,759      1,816        569          15
    Social Awareness Series........     240         23        ---          --

    ANNUITY RESERVES -- As of December 31, 1998, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES -- The operations of the Account are part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    For contracts issued prior to December 1, 1997 SBL deducts a maintenance fee of $30 per year for each individual contract. An administrative fee is deducted equal to an annual rate of 0.15% and 0.05% of each subaccount's average daily net assets which funds the Nontrust and Trust Contracts, respectively. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% and 0.65% of the net asset value of each Nontrust and Trust Contract, respectively, of which 0.6% is for assuming mortality risks and the remainder is for assuming expense risks.

    A contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, from the date a purchase payment is made. For contracts issued prior to December 1, 1997 the charge began at 5%, declining to 2% in the seventh year. For contracts issued on or after the date, the charge began at 7%, declining to 1% in the seventh year. Such charges and other contract charges totaled $234,177 during 1998.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                         NON-TRUST       TRUST
                                                         CONTRACTS     CONTRACTS
                                                         ---------     ---------
    Prime Obligations Subaccount:
       Variable annuity deposits.......................      25           ---
       Terminations, withdrawals and expense charges...     138            21

    Bond Subaccount:
       Variable annuity deposits.......................     191             5
       Terminations, withdrawals and expense charges...     204            29

    Mid-Capitalization Subaccount:
       Variable annuity deposits.......................     148             6
       Terminations, withdrawals and expense charges...     425            13

    International Discovery Subaccount:
       Variable annuity deposits.......................      72             8
       Terminations, withdrawals and expense charges...     262             3

    Small Capitalization Subaccount:
       Variable annuity deposits.......................     135             7
       Terminations, withdrawals and expense charges...     325            14

    Colonial U.S. Stock Subaccount:
       Variable annuity deposits.......................     397             9
       Terminations, withdrawals and expense charges...      70           ---

    Colonial Strategic Income Subaccount:
       Variable annuity deposits.......................     350            14
       Terminations, withdrawals and expense charges...      54             1

    Newport Tiger Subaccount:
       Variable annuity deposits.......................      74           ---
       Terminations, withdrawals and expense charges...      23           ---

    Money Market Subaccount:
       Variable annuity deposits.......................     372            22
       Terminations, withdrawals and expense charges...     188            18

    Global Aggressive Bond Subaccount:
       Variable annuity deposits.......................      34            14
       Terminations, withdrawals and expense charges...       2             1

    Equity Income Subaccount:
       Variable annuity deposits.......................     660            53
       Terminations, withdrawals and expense charges...      96             1

    Social Awareness Subaccount:
       Variable annuity deposits.......................      22           ---
       Terminations, withdrawals and expense charges...       2           ---